Consolidated Statement of Cash Flows - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)		$ (10,175,499)	$ (1,345,084)	$ (2,472,572)	$ (1,563,330)	$ (120,002)
Adjustments to reconcile consolidated net loss to net cash used in operating activities:
Depreciation and amortization		931,051	67,066	137,183	389
Amortization of debt issuance costs		13,951
Bad debt expense		9,161	3,058	75,940
Noncontrolling interest		(253,996)	128,286	236,172
Accretion expense		3,548
Forgiveness of Paycheck Protection Loan		(200,499)		(490,500)
Changes in operating assets and liabilities:
Compensation – Series A incentive units		178,979
Changes in operating assets and liabilities:
Contract assets		(175,152)	(482,657)	11,992
Deferred salaries		98,402	98,404	196,803	196,803
Contract liabilities		(850,735)	391,316	912,928
Other liabilities		19,101	(11,699)	(27,494)	4,840
Changes in operating assets and liabilities:
Accrued and other expenses		932,941	(99,247)	479,950	30,000
Changes in operating assets and liabilities:
Accounts receivable		440,797	(453,717)	(1,384,767)
Trade accounts payable		1,960,934	(493,764)	(246,830)	24,203
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(443,681)	(45,466)	(3,262,747)	(27,462)
Net cash used in operating activities		(7,510,697)	(2,243,504)	(5,833,942)	(1,334,557)	(120,002)
Cash flows from investing activities:
Deposit for pending acquisition of PEI Power LLC				(2,456,000)
Cash paid for acquisition of Gulf Coast Environmental Services, LLC			(500,000)	(500,000)
Cash paid for note receivable from Gulf Coast Environmental Services, LLC			(656,014)	(656,014)
Cash paid for acquisition of PEI Power, LLC, net of cash acquired		(31,526,978)
Cash paid for purchase of property and equipment		(3,276,742)	(67,135)	(364,056)	(14,000)
Cash paid for acquisition of Big Run Power Producers, LLC				(10,636,787)
Cash paid for biogas rights			(7,851,494)	(7,901,495)	(391,250)
Cash paid for construction in progress		(53,331,904)	(1,313,036)	(19,805,227)	(187,235)
Cash flows from financing activities:
Borrowings on line of credit agreement		8,578,204
Repayments on line of credit agreement		(1,521,621)
Borrowings on Paycheck Protection Program loans			691,000	691,000
Borrowings on long-term debt		128,140,500		16,365,978
Cash paid for deferred financing costs		(4,500,200)		(290,570)
Repayment on long-term debt		(313,503)
Capital contributions		69,999	15,750,000	32,459,999	2,350,000	120,002
Cash Flows from Investing Activities
Net cash used in investing activities		(88,135,624)	(10,387,679)	(42,319,579)	(592,485)
Cash Flows from Financing Activities:
Net cash provided by financing activities		130,453,379	16,441,000	49,226,407	2,350,000	120,002
Net increase in cash, cash equivalents and restricted cash		34,807,058	3,809,817	1,072,886	422,958
Cash, cash equivalents and restricted cash – beginning		1,495,844	422,958	422,958
Cash, cash equivalents and restricted cash – ending	$ 1,495,844	36,302,902	4,232,775	1,495,844	422,958
Cash paid for interest		2,332,680		43,535
Noncash investing transactions – purchase of construction in progress				17,541,688
Noncash investing activities – CAPEX incurred but not paid		10,965,295	80,984
Rice Acquisition Corp. [Member]
Cash Flows from Operating Activities:
Net income (loss)	(22,494,229)	(105,576,176)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	19,728,480	96,377,160
General and administrative expenses paid through Note from Sponsor	130,377
Loss on initial issuance of warrants	1,654,000
Transaction costs allocated to warrant liability	787,138
Interest earned on securities held in Trust Account	(32,171)	(43,263)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(662,865)	193,172
Accounts payable	44,898	(146,347)
Accrued expenses	33,446	7,831,605
Franchise tax payable	65,481	33,972
Net cash used in operating activities	(745,445)	(1,329,877)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(237,276,000)
Net cash used in investing activities	(237,276,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	44,500
Repayment of note payable to related party	(289,713)
Proceeds received from initial public offering, gross	237,250,000
Proceeds received from private placement	6,771,000
Offering costs paid	(4,419,175)
Net cash provided by financing activities	239,356,612
Net increase in cash, cash equivalents and restricted cash	1,335,167	(1,329,877)
Cash, cash equivalents and restricted cash – beginning		1,335,167
Cash, cash equivalents and restricted cash – ending	1,335,167	5,290		1,335,167
Offering costs paid by Sponsor in exchange for issuance of Class A and Class B common stock	25,000
Non-controlling interest in subsidiary	1,000
Offering costs included in accounts payable	173,020
Offering costs included in accrued expenses	85,000
Offering costs funded with note payable – related party	114,836
Deferred legal fees	187,500
Deferred underwriting commissions	7,610,750
Initial value of Class A ordinary shares subject to possible redemption	193,104,980
Change in value of Class A ordinary shares subject to possible redemption	(9,587,360)
Initial classification of warrant liability	21,206,020
Supplemental disclosure of noncash financing activities:
Change in value of Class A common stock subject to redemption		105,576,180
Aria Energy LLC
Cash Flows from Operating Activities:
Net income (loss)		85,049,000	(6,603,000)	(29,923,000)	(26,947,000)	(24,691,000)
Adjustments to reconcile consolidated net loss to net cash used in operating activities:
Accretion expense		121,000		456,000	361,000
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation		6,591,000	7,793,000	15,473,000	15,620,000	16,196,000
Impairment of assets				25,293,000	1,634,000	26,167,000
Gain on disposal of assets		(1,572,000)
Amortization of debt origination costs		492,000	602,000	1,382,000	1,503,000	1,619,000
Amortization of intangible assets		6,510,000	9,625,000	18,754,000	20,256,000	21,723,000
Amortization of below market contracts		(1,223,000)	(1,461,000)	(2,881,000)	(2,920,000)	(3,498,000)
Return on investment in joint venture		12,166,000	4,156,000	13,016,000	11,023,000	5,032,000
Equity in earnings of unconsolidated joint ventures				(8,823,000)	(3,783,000)	(2,601,000)
Change in fair value of interest rate and natural gas swap				(1,246,000)	(126,000)	(1,727,000)
Equity in earnings of joint ventures		(13,325,000)	(3,101,000)
Change in fair value of derivatives		(1,015,000)	(326,000)
Accretion of asset retirement obligation		121,000	233,000	456,000	361,000	407,000
Settlement of asset retirement obligation					(100,000)
Gain on extinguishment of debt		(61,411,000)
Net periodic post-retirement benefit cost		61,000	63,000	106,000	80,000	132,000
Changes in operating assets and liabilities:
Costs in excess of billing					40,000	431,000
Accrued and other expenses				6,126,000	2,925,000	4,447,000
Changes in operating assets and liabilities:
Accounts receivable		(6,143,000)	(4,355,000)	(5,835,000)	3,440,000	3,731,000
Inventory		(720,000)	(664,000)	(140,000)	(592,000)	(893,000)
Deposits		(65,000)	(882,000)	(83,000)	(199,000)	(377,000)
Other noncurrent assets		106,000	187,000	368,000	508,000	1,185,000
Trade accounts payable		269,000	561,000	(131,000)	(1,512,000)	(857,000)
Accrued and other current liabilities		6,021,000	2,065,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		180,000	161,000	(883,000)	(486,000)	(196,000)
Net cash used in operating activities		32,092,000	8,054,000	31,029,000	20,725,000	46,230,000
Cash flows from investing activities:
Purchase of property and equipment		(1,331,000)	(514,000)	(2,324,000)	(6,769,000)	(8,824,000)
Contributions to joint ventures		(6,630,000)	(2,000,000)	(13,020,000)	(8,674,000)
Payments on related party notes payable					(585,000)	(18,450,000)
Cash flows from financing activities:
Payments on note payable and revolving credit agreement		(2,689,000)	(8,000,000)	(16,408,000)	(5,632,000)	(4,107,000)
Proceeds from revolving credit agreement			4,000,000	8,000,000	4,000,000
Distributions to controlling interest					(10,897,000)	(22,608,000)
Distributions to noncontrolling interest				(101,000)	(101,000)	(83,000)
Payments on long-term debt			(2,408,000)
Payment for interest rate cap			(95,000)
Distributions to non-controlling interest			(50,000)
Cash Flows from Investing Activities
Net cash used in investing activities		(7,961,000)	(2,514,000)	(15,344,000)	(16,028,000)	(27,274,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities		(2,689,000)	(6,553,000)	(8,509,000)	(12,630,000)	(26,798,000)
Net increase in cash, cash equivalents and restricted cash		21,442,000	(1,013,000)	7,176,000	(7,933,000)	(7,842,000)
Cash, cash equivalents and restricted cash – beginning		14,257,000	7,081,000	7,081,000	15,014,000	22,856,000
Cash, cash equivalents and restricted cash – ending	$ 14,257,000	35,699,000	6,068,000	14,257,000	7,081,000	15,014,000
Cash paid for interest		4,403,000	6,167,000	11,617,000	13,230,000	13,230,000
Noncash investing transactions – purchase of property and equipment		$ 52,000	$ 89,000	$ 151,000	$ 298,000	$ 298,000